Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Balance at October 1, 2024 and 2023	$ 21,995	$ 60,262
Decrease in contract liabilities as a result of recognizing related portion as revenue during the year	(21,922)	(60,401)
Increase in contract liabilities as a result of billings in advance of performance obligation under Contracts	22,255	21,995
Effect of exchange rate changes	(73)	139
Balance at September 30, 2025 and 2024	$ 22,255	$ 21,995